INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Stockpiled ore	$ 22,998	$ 23,833
In-process ore	4,014	5,008
Materials and supplies	22,677	14,824
Finished goods	964	716
Inventories	50,653	44,381
Cost of inventories expensed during period	209,200	160,500
Inventory net realizable value adjustment	$ 3,500	$ 1,200